Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 129,900	$ 100,900	$ 52,700	$ 156,400		$ 275,779	$ 230,049	$ (1,000)
Other comprehensive income, net of tax	(22,200)	(42,000)	(9,600)	(46,400)	(9,600)	1,522	(66,237)	41,154
Comprehensive income	107,700	58,900	43,100	110,000		277,301	163,812	40,154
Less: Comprehensive income attributable to noncontrolling interest						0	(19,560)	(17,383)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	107,700	58,900		110,000	43,100	277,301	144,252	22,771
Parent
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	129,900	100,900	52,700	156,400		275,779	210,489	(18,383)
Other comprehensive income, net of tax	(22,200)	(42,000)	(9,600)	(46,500)		1,522	(66,237)	41,154
Comprehensive income	107,700	58,900	43,100	109,900		277,301	144,252	22,771
Less: Comprehensive income attributable to noncontrolling interest							0	0
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder							144,252	22,771
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	99,000	(31,400)	(22,600)	184,200		62,195	34,810	(34,016)
Other comprehensive income, net of tax	(3,200)	0	0	(400)		121	0	0
Comprehensive income	95,800	(31,400)	(22,600)	183,800		62,316	34,810	(34,016)
Less: Comprehensive income attributable to noncontrolling interest							0	0
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder							34,810	(34,016)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	283,000	253,300	406,500	538,700		1,001,755	758,068	535,284
Other comprehensive income, net of tax	(24,400)	(45,600)	(16,400)	(51,300)		6,816	(34,619)	28,427
Comprehensive income	258,600	207,700	390,100	487,400		1,008,571	723,449	563,711
Less: Comprehensive income attributable to noncontrolling interest							(19,560)	(17,383)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder							703,889	546,328
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	(382,000)	(221,900)	(383,900)	(722,900)		(1,063,950)	(773,318)	(483,885)
Other comprehensive income, net of tax	27,600	45,600	16,400	51,800		(6,937)	34,619	(28,427)
Comprehensive income	(354,400)	(176,300)	(367,500)	(671,100)		(1,070,887)	(738,699)	(512,312)
Less: Comprehensive income attributable to noncontrolling interest							0	0
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder							$ (738,699)	$ (512,312)